Note 15 - Stock-based Compensation (Details) - Options Exercised - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 15 - Stock-based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	699,400	558,150	464,150
Aggregate fair value	$ 14,529	$ 10,718	$ 7,467
Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	699,400	558,150	464,150
Aggregate fair value	$ 35,516	$ 27,973	$ 16,780
Intrinsic value	21,463	17,223	9,313
Amount of cash received	14,053	10,750	7,467
Tax benefit recognized	$ 91	$ 5,856	$ 3,148